EQUITY - Schedule Using Black-Scholes Module (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) year	Dec. 31, 2018 USD ($) year	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Equity Settled Management Share Option Plan [Member] | Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options granted (in dollars per share)	$ 45.63	$ 40.42
Weighted-average fair value of a unit	$ 5.89	$ 5.38
Average term to exercise | year	7.5	7.5
Expected volatility, share options granted	1690.00%	1630.00%
Liquidity discount	2500.00%	2500.00%
Expected dividend as percentage, share options granted	200.00%	190.00%
Risk free interest rate, share options granted	250.00%	280.00%
Escrowed Stock Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options granted (in dollars per share)	$ 51.11	$ 40.39
Weighted-average fair value of a unit	$ 6.81	$ 5.38
Average term to exercise | year	8.5	7,500,000.0
Expected volatility, share options granted	1730.00%	1630000000.00%
Liquidity discount	2500.00%	2500000000.00%
Expected dividend as percentage, share options granted	180.00%	190000000.00%
Risk free interest rate, share options granted	210.00%	280000000.00%
Deferred Stock Unit | Cash-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Price on Date of Remeasurement in Canadian Dollars Per Share			$ 75.03	$ 52.32
Share price, on date of measurement	$ 57.80	$ 38.35
Restricted Stock | Cash-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Price on Date of Remeasurement in Canadian Dollars Per Share			75.03	52.32
Weighted-average fair value of a unit			$ 65.82	$ 43.11